Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2012
Assets and liabilities held for sale.
Assets and liabilities held for sale

12    Assets and liabilities held for sale

          In December 2012, we executed an agreement with Petróleo Brasileiro S.A. (Petrobras) to sell our operation for production of nitrogens, located in Araucária, in the Brazilian state of Paraná, for US$234. The purchase price will be paid by Petrobras through installments accrued quarterly, adjusted by 100% of the CDI, in amounts equivalent to the royalties due by Vale related to the leasing of potash assets and mining of Taquari-Vassouras and of the Carnalita project.

          The major classes of assets and liabilities reclassified as held for sale as at December 31, 2012 are as follows:

2012
Assets held for sale
Accounts receivable	14
Recoverable taxes	28
Inventories	20
Property, plant and equipment	404
Other	13

Total	479

Liabilities related to assets held for sale
Suppliers	12
Deferred income tax	109
Others	60

Total	181